Other non-current assets and other non-current financial assets - Disclosure of Detailed Information About Other Non-Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other non-current assets and other non-current financial assets [Abstract]
Non-current prepaid advertising expenses	$ 213	$ 333
Guarantee deposits	1,165	1,465
Prepaid bonuses	283	238
Advances to acquire property, plant and equipment	457	171
Shared based payment	303	192
Indemnifiable contingencies from business combinations	1,554	1,609
Recoverable tax	378	350
Other	49	94
Other non-current assets	4,402	4,452
Other non-current financial assets	153	175
Derivative financial instruments asset	4,983	2,524
Other non-current financial assets	$ 5,136	$ 2,699